LEASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Right-of-use assets	$ 475,119	$ 861,331
Operating lease liability	$ 400,999	$ 900,000
Weighted average term, operating lease	2 years	2 years
Weighted average discount rate, operating lease	5.78%	5.69%
Operating lease expenses	$ 400,000	$ 400,000	$ 600,000